Business Segments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Segments

NOTE 24	Business Segments
Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. These operating segments are components of the Company about which financial information is prepared and is evaluated regularly by management in deciding how to allocate resources and assess performance. The Company has five reportable operating segments:
Corporate and Commercial Banking
Corporate and Commercial Banking offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets services, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution, non-profit
and public sector clients.
Consumer and Business Banking
Consumer and Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line
services, direct mail, ATM processing and mobile devices. It encompasses community banking, metropolitan banking and indirect lending, as well as mortgage banking.
Wealth Management and Investment Services
Wealth Management and Investment Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through four businesses: Wealth Management, Global Corporate Trust & Custody, U.S. Bancorp Asset Management and Fund Services.
Payment Services
Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services, consumer lines of credit and merchant processing.
Treasury and Corporate Support
Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged
projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation
Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt
products. The residual effect on net interest income of asset/ liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements. Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off.
Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities is reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2021, certain organization and methodology changes were made and, accordingly, 2020 results were restated and presented on a comparable basis.
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2021		2020		2021	2020	2021	2020
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,900		$3,411		$6,077	$5,759	$1,002	$1,246
Noninterest income	1,035		1,117		2,501	3,177	2,221	2,022
Total net revenue	3,935		4,528		8,578	8,936	3,223	3,268
Noninterest expense	1,678		1,711		5,690	5,470	2,045	1,961
Other intangibles	–		–		12	16	14	12
Total noninterest expense	1,678		1,711		5,702	5,486	2,059	1,973
Income (loss) before provision and income taxes	2,257		2,817		2,876	3,450	1,164	1,295
Provision for credit losses	89		604		(144)	291	47	40
Income (loss) before income taxes	2,168		2,213		3,020	3,159	1,117	1,255
Income taxes and taxable-equivalent adjustment	542		554		755	791	280	314
Net income (loss)	1,626		1,659		2,265	2,368	837	941
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–	–
Net income (loss) attributable to U.S. Bancorp	$1,626		$1,659		$2,265	$2,368	$837	$941

Average Balance Sheet
Loans	$103,208		$115,563		$141,082	$141,259	$18,097	$15,456
Other earning assets	4,537		4,163		8,093	7,175	242	287
Goodwill	1,715		1,647		3,428	3,500	1,628	1,617
Other intangible assets	5		6		2,760	2,105	84	39
Assets	115,194		128,038		161,571	159,191	21,236	18,564
Noninterest-bearing deposits	61,272		44,309		33,855	30,467	24,587	17,149
Interest-bearing deposits	71,246		88,138		158,434	131,536	75,618	77,525
Total deposits	132,518		132,447		192,289	162,003	100,205	94,674
Total U.S. Bancorp shareholders’ equity	13,928		15,063		12,337	12,739	3,154	2,936

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2021		2020		2021	2020	2021	2020
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,458		$2,562		$163	$(54)	$12,600	$12,924
Noninterest income	3,550	(a)	3,124	(a)	920	961	10,227 (b)	10,401	(b)
Total net revenue	6,008		5,686		1,083	907	22,827	23,325
Noninterest expense	3,231		3,123		925	928	13,569	13,193
Other intangibles	133		148		–	–	159	176
Total noninterest expense	3,364		3,271		925	928	13,728	13,369
Income (loss) before provision and income taxes	2,644		2,415		158	(21)	9,099	9,956
Provision for credit losses	349		681		(1,514)	2,190	(1,173)	3,806
Income (loss) before income taxes	2,295		1,734		1,672	(2,211)	10,272	6,150
Income taxes and taxable-equivalent adjustment	575		434		135	(928)	2,287	1,165
Net income (loss)	1,720		1,300		1,537	(1,283)	7,985	4,985
Net (income) loss attributable to noncontrolling interests	–		–		(22)	(26)	(22)	(26)
Net income (loss) attributable to U.S. Bancorp	$1,720		$1,300		$1,515	$(1,309)	$7,963	$4,959

Average Balance Sheet
Loans	$30,856		$31,539		$3,722	$3,452	$296,965	$307,269
Other earning assets	93		5		196,211	162,503	209,176	174,133
Goodwill	3,185		3,060		–	–	9,956	9,824
Other intangible assets	508		581		–	–	3,357	2,731
Assets	36,553		36,497		221,978	188,917	556,532	531,207
Noninterest-bearing deposits	4,861		4,351		2,629	2,263	127,204	98,539
Interest-bearing deposits	145		121		1,634	2,756	307,077	300,076
Total deposits	5,006		4,472		4,263	5,019	434,281	398,615
Total U.S. Bancorp shareholders’ equity	7,643		7,462		16,748	14,046	53,810	52,246

(a) Presented net of related rewards and rebate costs and certain partner payments of $2.5 billion and $2.1 billion for 2021 and 2020, respectively.
(b) Includes revenue generated from certain contracts with customers of $7.5 billion and $6.9 billion for 2021 and 2020, respectively.